Interest on equity/dividends were paid or recognized in provisions, as follows: (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Monthly Interest On Shareholders' Equity Paid [Member]
IfrsStatementLineItems [Line Items]
Gross amount paid	R$ 2,246,162	R$ 2,040,089
Withholding Income Tax (IRRF) (15%)	336,924	306,013
Net amount paid	R$ 1,909,238	R$ 1,734,076
Monthly Interest On Shareholders' Equity Paid [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Per share (gross)	R$ 0.206998
Monthly Interest On Shareholders' Equity Paid [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Per share (gross)	R$ 0.227698	R$ 0.227698
Intermediary Interest On Shareholders Equity Paid [Member]
IfrsStatementLineItems [Line Items]
Gross amount paid	R$ 2,000,000	R$ 5,000,000
Withholding Income Tax (IRRF) (15%)	300,000	750,000
Net amount paid	R$ 1,700,000	R$ 4,250,000
Intermediary Interest On Shareholders Equity Paid [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Per share (gross)	R$ 0.178723	R$ 0.490007
Intermediary Interest On Shareholders Equity Paid [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Per share (gross)	0.196595	0.539008
Supplementary Interest On Shareholders' Equity Provisioned [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Per share (gross)	0.530369	0.019660
Supplementary Interest On Shareholders' Equity Provisioned [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Per share (gross)	R$ 0.583406	R$ 0.021625
Supplementary Interest On Shareholders' Equity Paid [Member]
IfrsStatementLineItems [Line Items]
Gross amount paid	R$ 5,926,000	R$ 200,000
Withholding Income Tax (IRRF) (15%)	888,900	30,000
Net amount paid	5,037,100	170,000
Extraordinary Dividends Paid [Member]
IfrsStatementLineItems [Line Items]
Gross amount paid		2,000,000
Net amount paid		R$ 2,000,000
Extraordinary Dividends Paid [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Per share (gross)		R$ 0.196595
Extraordinary Dividends Paid [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Per share (gross)		R$ 0.216255
Total Accrued [Member]
IfrsStatementLineItems [Line Items]
Gross amount paid	10,172,162	R$ 9,240,089
Withholding Income Tax (IRRF) (15%)	1,525,824	1,086,013
Net amount paid	R$ 8,646,338	R$ 8,154,076
Total Accrued [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Per share (gross)	R$ 0.916090	R$ 0.913260
Total Accrued [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Per share (gross)	R$ 1.007699	R$ 1.004586